Goodwill and Other Intangibles (Tables)	12 Months Ended
Mar. 04, 2017
Goodwill and Other Intangible
Summary of the changes in the carrying amount of goodwill

	Retail Pharmacy	Pharmacy Services	Total
Balance, February 28, 2015	$43,492	$—	$43,492
Acquisition (see Note 2. Acquisition)	—	1,637,351	1,637,351

Balance, February 27, 2016	$43,492	$1,637,351	$1,680,843
Acquisition (see Note 2. Acquisition)
Change in goodwill resulting from changes to the final purchase price allocation	—	2,004	2,004

Balance, March 4, 2017	$43,492	$1,639,355	$1,682,847

Summary of the company's finite-lived and indefinite-lived intangible assets

	2017				2016
	Gross Carrying Amount	Accumulated Amortization	Net	Remaining Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net	Remaining Weighted Average Amortization Period
Favorable leases and other	$386,636	$(308,766)	$77,870	7 years	$382,427	$(292,226)	$90,201	8 years
Prescription files	894,330	(764,840)	129,490	3 years	870,759	(704,037)	166,722	3 years
Customer relationships(a)	465,000	(110,653)	354,347	16 years	465,000	(44,203)	420,797	17 years
CMS license	57,500	(3,872)	53,628	24 years	57,500	(1,572)	55,928	25 years
Claims adjudication and other developed software	58,995	(14,188)	44,807	6 years	59,000	(5,760)	53,240	7 years
Trademarks	20,100	(3,383)	16,717	9 years	20,100	(1,373)	18,727	10 years
Backlog	11,500	(6,453)	5,047	2 years	11,500	(2,619)	8,881	3 years

Total finite	$1,894,061	$(1,212,155)	$681,906		$1,866,286	$(1,051,790)	$814,496
Trademarks	33,500	—	33,500	Indefinite	33,500	—	33,500	Indefinite

Total	$1,927,561	$ (1,212,155)	$ 715,406		$ 1,899,786	$ (1,051,790)	$ 847,996

(a)     Amortized on an accelerated basis which is determined based on the remaining useful economic lives of the customer